Summary of Significant Accounting Policies (Details) - Schedule of reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Denominator:
Basic and diluted net income (loss) per share	$ (1.03)	$ (0.7)		$ (4.28)	$ (3.62)
B. Riley Principal 150 Merger Corp.[Member]
Numerator:
Allocation of net income (loss)				$ (5,188,428)
Denominator:
Basic and diluted net income (loss) per share				$ (0.35)
Class A [Member] | B. Riley Principal 150 Merger Corp.[Member]
Numerator:
Allocation of net income (loss)	$ 1,877,445	$ (365,716)
Denominator:
Weighted average shares outstanding	17,770,000	7,108,000
Basic and diluted net income (loss) per share	$ 0.11	$ (0.05)		(0.35)
Class B [Member] | B. Riley Principal 150 Merger Corp.[Member]
Numerator:
Allocation of net income (loss)	$ 455,627	$ (221,884)
Denominator:
Weighted average shares outstanding	4,312,500	4,312,500
Basic and diluted net income (loss) per share	$ 0.11	$ (0.05)	$ 0	$ (0.35)